LEASES (Tables)	12 Months Ended
Jun. 25, 2014
Leases [Abstract]
Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2014	2013	2012
Straight-lined minimum rent	$90,574	$88,773	$88,194
Contingent rent	4,737	3,637	3,752
Other	9,817	9,296	9,344
Total rent expense	$105,128	$101,706	$101,290

Future Minimum Lease Payments
As of June 25, 2014, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2015	$5,692	$111,314
2016	5,806	100,922
2017	5,709	78,358
2018	5,521	59,714
2019	5,202	35,238
Thereafter	36,968	105,646
Total minimum lease payments(a)	64,898	$491,192
Imputed interest (average rate of 7%)	(21,812)
Present value of minimum lease payments	43,086
Less current installments	(2,883)
	$40,203
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $35.5 million and $48.4 million for capital and operating subleases, respectively.